CAPITAL STRUCTURE (Tables) - Notable Labs Inc [Member]	12 Months Ended
Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMMON SHARES RESERVED FOR FUTURE ISSUANCE

Common shares reserved for future issuance, on an as-if converted basis, as of December 31, 2022 and December 31, 2021, consists of the following:

	December 31,
	2022	2021
Series A redeemable convertible preferred stock	2,315,579	8,863,394
Series B redeemable convertible preferred stock	3,556,173	6,674,734
Series C redeemable convertible preferred stock	1,510,138	—
Series C warrants to purchase redeemable convertible preferred stock	1,510,138	—
Stock options, issued and outstanding	2,847,484	4,748,713
Stock options, authorized for future issuance	2,876,298	541,351
Total	14,615,810	20,828,192

SCHEDULE OF REDEEMABLE CONVERTIBLE PREFERRED STOCK

As of December 31, 2022 and December 31, 2021, redeemable convertible preferred stock consisted of the following (in thousands, except share amounts):

As of December 31, 2022
Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Amount	Carrying amount
Series A
A-1	3,583,743	1,815,484	$2.9163	$5,294	$5,289
A-2	1,194,403	308,602	2.6247	810	858
A-3	1,234,382	191,493	2.3238	445	506
A-4	956,297	—	1.0457	—	—
A-5	114,573	—	0.8728	—	—
A-6	1,779,996	—	0.3485	—	—
Series A subtotal	8,863,394	2,315,579		6,549	6,653

Series B
B-1	775,744	58,220	5.15279	300	235
B-2	5,898,990	3,497,953	6.0621	21,205	21,205
Series B subtotal	6,674,734	3,556,173		21,505	21,440

Series C
C-1	17,487,180	848,856	7.1319	6,054	4,692
C-2	661,370	661,282	6.062115	4,009	2,567
Series C subtotal	18,148,550	1,510,138		10,063	7,259
Total	33,686,678	7,381,890		$38,117	$35,352

As of December 31, 2021
Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Aggregate Liquidation Amount	Carrying amount
Series A
A-1	3,583,743	3,583,743	$2.9163	$10,451	$10,434
A-2	1,194,403	1,194,403	2.6247	3,135	3,320
A-3	1,234,382	1,234,382	2.3238	2,868	3,259
A-4	956,297	956,297	1.0457	1,000	2,047
A-5	114,573	114,573	0.8728	100	238
A-6	1,779,996	1,779,996	0.3485	620	620
Series A subtotal	8,863,394	8,863,394		18,174	19,918

Series B
B-1	775,744	775,744	5.15279	3,997	3,137
B-2	6,598,373	5,898,990	6.0621	35,760	35,760
Series B subtotal	7,374,117	6,674,734		39,757	38,897
Total	16,237,511	15,538,128		$57,931	$58,815